CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 483,000,000	$ 533,235,000	$ 586,000,000	$ 586,000,000	$ 931,208,000	$ 2,374,006,000	$ 985,467,000
Restricted cash and cash equivalents	393,200,000	571,634,000			308,039,000
Receivables, less allowance for doubtful accounts of $25,113 and $20,282	1,656,000,000	1,886,596,000			1,616,382,000
Due from Hertz affiliates	800,000	12,809,000			0
Inventories, at lower of cost or market	128,300,000	105,728,000			83,978,000
Prepaid expenses and other assets	763,200,000	461,502,000			416,134,000
Revenue earning equipment, at cost:
Cars	15,489,800,000	12,591,132,000			9,678,765,000
Less accumulated depreciation	(2,169,100,000)	(1,881,030,000)			(1,360,012,000)
Other equipment	3,425,200,000	3,240,095,000			2,830,176,000
Less accumulated depreciation	(1,039,900,000)	(1,041,861,000)			(1,043,520,000)
Total revenue earning equipment	15,706,000,000	12,908,336,000			10,105,409,000
Property and equipment, at cost:
Land, buildings and leasehold improvements	1,333,700,000	1,288,833,000			1,146,112,000
Service equipment and other	1,257,800,000	1,261,049,000			1,050,915,000
Total property and equipment, at cost	2,591,500,000	2,549,882,000			2,197,027,000
Less accumulated depreciation	(1,125,900,000)	(1,113,496,000)			(945,173,000)
Total property and equipment	1,465,600,000	1,436,386,000			1,251,854,000
Other intangible assets, net	3,968,500,000	4,032,111,000			2,562,234,000
Goodwill	1,366,300,000	1,341,872,000			392,094,000	328,600,000
Total assets	25,930,900,000	23,290,209,000			17,667,332,000
LIABILITIES AND EQUITY
Accounts payable	1,484,500,000	999,061,000			897,489,000
Accrued liabilities	1,182,300,000	1,178,460,000			1,126,338,000
Accrued taxes	183,600,000	167,314,000			162,984,000
Debt	17,394,200,000	15,014,474,000			10,907,849,000
Public liability and property damage	327,500,000	332,232,000			281,534,000
Deferred taxes on income	2,786,800,000	4,558,500,000			3,684,700,000
Total liabilities	23,358,900,000	20,372,681,000			15,038,478,000
Commitments and contingencies
The Hertz Corporation and Subsidiaries stockholder's equity
Common Stock, $0.01 par value, 3,000 shares authorized, 100 shares issued and outstanding	0	0			0
Additional paid-in capital	3,534,200,000	3,509,998,000			3,473,625,000
Accumulated deficit	(888,900,000)	(565,597,000)			(816,376,000)
Accumulated other comprehensive loss	(73,300,000)	(26,892,000)	(38,000,000)		(28,414,000)
Total The Hertz Corporation and Subsidiaries stockholder's equity	2,572,000,000	2,917,509,000			2,628,835,000
Noncontrolling interest	0	19,000			19,000
Total equity	2,572,000,000	2,917,528,000			2,628,854,000	2,502,429,000	2,461,948,000
Total liabilities and equity	$ 25,930,900,000	$ 23,290,209,000			$ 17,667,332,000